SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Subcontractors expense (recovery)	$ (129,973)	$ (101,088)	$ (418,473)	$ (371,252)	$ (506,500)	$ (594,321)
Cost of revenue	$ 129,973	$ 101,088	418,473	371,252	506,500	594,321
Salaries And Benefits [Member]
IfrsStatementLineItems [Line Items]
Salaries and benefits			385,072	348,884	510,615	563,165
Subcontractors Expense Recovery [Member]
IfrsStatementLineItems [Line Items]
Subcontractors expense (recovery)					(16,318)	570
Cost of revenue					16,318	(570)
Software and Other [Member]
IfrsStatementLineItems [Line Items]
Subcontractors expense (recovery)			(32,306)	(20,356)	(9,804)	(26,653)
Cost of revenue			32,306	20,356	9,804	26,653
Depreciation [Member]
IfrsStatementLineItems [Line Items]
Subcontractors expense (recovery)			(1,095)	(2,012)	(2,399)	(3,933)
Cost of revenue			$ 1,095	$ 2,012	$ 2,399	$ 3,933